Accounts payable and accrued liabilities (Details) - Schedule of accounts payable and accrued liabilities - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued liabilities [Abstract]
Trade payables	$ 10,190	$ 2,466
Trade and other payables due to related parties	136	57
Non-trade payables and accrued expenses	1,839	2,854
Accounts payable and accrued liabilities	$ 12,165	$ 5,377